Dividends - Summary of Dividends Paid to Minority Shareholding (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	$ 206,861	$ 432,713
Life Miles Ltd [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	205,000	423,336
Turbo Prop Leasing Corp [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	1,861
Aerotaxisla Costena SA [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests		9,377
Non-controlling interests [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	62,096	130,001
Non-controlling interests [member] | Life Miles Ltd [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	61,500	127,001
Non-controlling interests [member] | Turbo Prop Leasing Corp [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	596
Non-controlling interests [member] | Aerotaxisla Costena SA [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests		3,000
Avianca Holdings SA participation [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	144,765	302,712
Avianca Holdings SA participation [member] | Life Miles Ltd [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	143,500	296,335
Avianca Holdings SA participation [member] | Turbo Prop Leasing Corp [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	$ 1,265
Avianca Holdings SA participation [member] | Aerotaxisla Costena SA [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests		$ 6,377